Other Assets (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets.
Prepaid expenses		$ 7.5	$ 0.9
Ceding commissions receivable		5.4	0.0
Investment income due and accrued		0.9	0.4
Security deposits		0.7	0.5
VAT receivable		0.0	0.2
Funds on deposit with claims administrator		0.0	0.2
Prepaid income taxes		0.0	0.1
Other		0.0	0.2
Total other assets	$ 29.4	$ 14.5	$ 2.5